Filed with the Securities and Exchange Commission on October 14, 2011

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	421	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	422	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 421 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to register a new Fund to the Trust: Brown Advisory Equity Income Fund.

SUBJECT TO COMPLETION

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

Prospectus December ___, 2011

BROWN ADVISORY EQUITY INCOME FUND
Institutional Shares (Ticker: [            ])
Advisor Shares (Ticker: [            ])

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Table of Contents

Summary Section This important section summarizes the Fund’s objectives, strategies, fees, risks, portfolio turnover, portfolio manager, your account and other information.	SummarySection Brown Advisory Equity Income Fund	1 1

Details About the Fund’s Investment Strategies This section provides details about the Fund’s investment strategies.	Additional Information about the Funds’ Principal Investment Strategies Brown Advisory Equity Income Fund	6 6

	Table of Investment Terms	8

Principal Investment Risks This section provides details about the Fund’s principal investment risks.	Principal Risks	10

Management Review this section for information about Brown Investment Advisory Incorporated (the “Advisor”) and people who manage the Fund.	Management The Advisor Portfolio Manager Fund Expenses Other Service Providers	16 16 16 16 17

	Choosing a Share Class Class Comparison Rule 12b-1 Distribution Fees Shareholder Service Fees Additional Payments to Dealers	18 18 18 19 19

Your Account This section explains how shares are valued and how you can purchase and sell Fund shares.	Your Account How to Contact the Fund General Information How to Buy Shares How to Sell Shares Exchange Privileges Account and Transaction Polices	21 21 21 24 27 29 30

Distributions and Taxes This section provides details about dividends, distributions and taxes.	Distributions and Taxes Distributions Taxes	34 34 34

Financial Highlights Review this section for details on selected financial statements of the Fund.	Financial Highlights	36

Summary Section

Brown Advisory Equity Income Fund

Institutional Shares (             )
Advisor Shares (             )

Investment Objective

The Brown Advisory Equity Income Fund (the “Fund”) seeks to provide current dividend yield and dividend growth.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses(1)	0.45%	0.40%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.41%
Fee Waiver and Expense Reimbursement (2)	-0.05%	-0.05%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(3)	1.16%	1.36%
(1)	Other Expenses are based on estimated customary Fund expenses for the current fiscal year.
(2)	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
(3)
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.15% and 1.35%, respectively, of the Fund’s average daily net assets through December ___, 2013.  The contractual waivers and expense reimbursements may be changed or eliminated at any time after December ___, 2013 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.

Summary Section - Brown Advisory Equity Income Fund

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 2 years).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Advisor Shares	$138	$441

Portfolio Turnover

The Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities.  The Advisor may invest in securities of companies of various market capitalizations but will focus on larger capitalization companies.  Large market capitalization companies are, according to the Advisor, those companies with market capitalizations of greater than $1 billion at the time of initial investment.  Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  To the extent the Fund invests in ETFs, it will do so primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Advisor may also invest in debt-securities, including lower-rated debt-securities (“junk bonds”) and foreign securities including depositary receipts.

As the Advisor seeks to reduce the risk of permanent loss of capital, the Advisor follows an investment strategy referred to as “equity income, emphasizing current income and a conservative stock portfolio.  The equity income strategy seeks to generally maintain a portfolio yield that is greater than the S&P 500 Index.  Within that context, the balance between current income and prospective growth of dividends is driven by fundamental stock selection.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities (i.e., junk bonds), or (2) unrated debt securities determined by the Advisor to be of comparable quality.

The Advisor may sell a stock if the stock has reached a price whereby its risk/reward characteristics are not as favorable, the company’s fundamentals have deteriorated so that the original investment thesis for holding the stock no longer holds or if there is a better opportunity has been identified.  In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

2

Summary Section - Brown Advisory Equity Income Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Non-Investment Grade (“Junk Bond”) Securities Risk.  Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Master Limited Partnership Risk.  Investing in Master Limited Partnerships (“MLPs”) entails risk related to fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

3

Summary Section - Brown Advisory Equity Income Fund

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information

Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Management

Investment Advisor	Portfolio Managers
Brown Investment Advisory Incorporated	Michael L. Foss and Brian E. Graney have co-managed the Fund since its inception in December, 2011.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

4

Summary Section - Brown Advisory Equity Income Fund

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

Additional Information about the Fund’s Principal Investment Strategies

Brown Advisory Equity Income Fund

Investment Objective
The Fund seeks to provide current income and dividend growth. The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities (“80% Policy”).  While the Advisor may purchase securities of companies of various market capitalizations, the focus is on larger capitalization companies.  The Advisor defines “larger companies” as companies whose market capitalizations are equal to or greater than $1 billion at the time of initial investment.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Potential investment opportunities are evaluated from a number of perspectives in an effort to select those that offer the most attractive return prospects.  The Advisor’s approach also attempts to take advantage of the market’s short-term volatility, which may provide buying opportunities in stocks of companies that appear to have attractive long-term potential.

The Fund may invest up to 25% of its net assets in publicly traded Master Limited Partnerships (“MLPs”).  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

With respect to 20% of its assets, the Fund may also invest in (1) investment grade and non-investment grade debt securities (i.e., junk bonds), or (2) unrated debt securities determined to be of comparable quality by the Advisor.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its stock in the Fund’s portfolio.  These include a company’s valuation relative to the likely prospects for the company, consistent return on equity, financial durability, steady profitability, and management’s history of capital allocation.  The Advisor constructs its portfolio one stock at a time in seeking those with the most attractive combination of current dividend yield, lower risk of permanent loss of capital and potential dividend growth, and may express its conviction in its favorite holdings through increased weightings.  The Advisor does not limit its investments to securities of a particular market capitalization range but the focus is generally on larger companies.

6

Additional Information about the Fund’s Principal Investment Strategies

The Advisor’s Process — Selling Portfolio Securities.  The Advisor continually monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  There are generally three reasons the Advisor may sell or reduce its position in a security:

•	The stock has reached a price whereby its risk/reward characteristics are not as favorable

•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact

•	A better opportunity has been identified.

Under normal circumstances, the Advisor is a long-term investor with holding periods for stocks of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing current income and a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need stability of principal
•	Are pursuing a short-term investment goal.

7

Table of Investment Terms

Set forth below are terms specific to certain of the Fund’s principal investments.  These terms are further explained on the next page.

Brown Advisory Equity Income Fund
ADRs(1)	✓
Company Fundamentals(2)	✓
Convertible Security(3)	✓
Debt/Fixed Income Securities(4)	✓
Equity Security(5)	✓
ETFs(6)	✓
Investment Grade Security(7)	✓
Market Capitalization(8)	✓
Master Limited Partnerships(9)	✓
Price/Cash Flow Ratio(10)	✓
Price/Earnings Ratio(11)	✓
Price/Sales Ratio(12)	✓
REITs(13)	✓

(1)	ADRs typically are issued by a U.S. Bank or trust company and evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.

(2)
Company Fundamentals means factors reflective of a company’s financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

(3)
Convertible Securities are bonds, debentures, notes, preferred stock, rights, warrants or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.

(4)
Debt/Fixed Income Securities means a security, such as a bond or note, that obligates the issuer to pay the security owner a specific sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

(5)
Equity Security means an equity or ownership interest in a company including common and preferred stock, warrants and securities convertible into common and preferred stock, listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) exchange traded funds (“ETFs”) and private placements in these types of securities.

8

Table of Investment Terms

(6)	ETFs are types of investment companies that trade like stocks on an exchange. ETFs are usually constructed to track an index, a commodity, or a basket of assets like an index fund.

(7)
Investment Grade Security means a fixed income security rated in one of the four highest long-term or two short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund’s Advisor at the time of purchase.

(8)
Master Limited Partnership are primarily expected to be energy or natural resources related companies.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  This pass through creates passive income or losses, along with dividend and investment income. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

(9)	Market Capitalization means the value of a company’s common stock in the stock market.

(10)	Price/Cash Flow Ratio means the price of a stock divided by free cash flow per share.

(11)	Price/Earnings Ratio means the price of a stock divided by the company’s earnings per share.

(12)	Price/Sales Ratio means the amount an investor is willing to pay for a dollar of revenue.

(13)	REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests.

9

Principal Risks

An investment in the Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.

Brown Advisory Equity Income Fund
Convertible Securities Risk	✓
Debt/Fixed Income Securities Risk	✓
Equity and General Market Risk	✓
ETF Risk	✓
Foreign Securities Risk	✓
Management Risk	✓
Master Limited Partnerships	✓
New Fund Risk	✓
Non-Investment Grade (“Junk Bond”) Securities Risk	✓
Private Placement Risk	✓
REIT and Real Estate Risk	✓
Smaller and Medium Capitalization Company Risk	✓
Value Company Risk	✓

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  A Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

10

Principal Risks

Debt/Fixed Income Securities Risk
The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in the Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by the Fund may cause it to default or become unable to pay interest or principal due on the security.  The Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

Equity and General Market Risk
The Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	Prices for stock may fall over short or extended periods of time

•	Cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day

•	Individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The NAV of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	The market may not recognize what the Advisor believes to be the true value or growth potential of the stocks held by a Fund

•	The earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline

•
The smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company

11

Principal Risks

•	The Advisor’s judgment as to the growth potential or value of a stock may prove to be wrong

A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles ) may involve duplication of certain fees and expenses.  By investing in an ETF, the Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Foreign Securities
If the Fund invests in foreign securities and ADRs, an investment in the Fund may have the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets

•
Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities

•
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

•
Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

•	Certain foreign brokerage commissions and custody fees may be higher than those in the United States

•
Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’ shareholders.

12

Principal Risks

•	Prices for stock or ADRs may fall over short or extended periods of time

Management Risk
The Fund is actively managed and its performance may reflect the Advisor’s ability to make decisions which are suited to achieving the Fund’s investment objectives.  Due to its active management, the Fund could under perform other mutual funds with similar investment objectives.

Master Limited Partnership Risk
The Fund’s investments in MLPs entail risks, including fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity in thinly traded issues.

13

Principal Risks

New Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Investment Grade (Junk Bonds) Securities Risk
Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Private Placement Risk
The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the 1933 Act.  Privately issued securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that are determined by the Advisor to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

REIT and Real Estate Risk
The Fund’s investments in REITs may subject the Fund to the following additional risks:

•	Declines in the value of real estate

•	Changes in interest rates

•	Lack of available mortgage funds or other limits on obtaining capital

•	Overbuilding

•	Extended vacancies of properties

•	Increases in property taxes and operating expenses

•	Changes in zoning laws and regulations

•	Casualty or condemnation losses.

•	Tax consequences of the failure of a REIT to comply with tax law requirements.

The Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Medium Capitalization Company Risk
Medium capitalization company stocks may have greater fluctuations in price than the stocks of large companies.  Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.  Medium capitalization companies may have limited product lines or resources and may be dependent upon a particular market niche.

14

Principal Risks

Smaller Company Risk

If the Fund invests in smaller companies, an investment in the Fund may have the following additional risks:

•	Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available

•
Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

•	Changes in the value of smaller company stocks may not mirror the fluctuation of the general market

•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of the Fund’s shares may decline, even if stock prices generally are rising.

15

Management

The Fund is a series of Professionally Managed Portfolios (the “Trust”).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).  Other than the other Brown Advisory Funds and the Winslow Green Growth Fund, which are offered in separate prospectuses, the Fund does not hold itself out as related to any other series of the Trust for purposes of investment and advisory services, nor does it share the same investment advisor with any other series.

The Advisor
Brown Investment Advisory Incorporated.  The Fund’s Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.  The Advisor does business under the name of Brown Advisory.  The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland.  Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998.  Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company.  The Advisor and its affiliates (“Brown” or the “Advisor”) have provided investment advisory and management services to clients for over 10 years.  As of June 30, 2011, Brown (excluding an affiliated broker-dealer) had approximately $10.8 billion of assets under management.

Under the Advisory Agreement, the Advisor is entitled to receive an annual management fee of 0.75% for its investment advisory services.  The fee is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.  As further described below, the Fund is subject to an Expense Cap.

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Advisor and the Trust on behalf of the Fund will be included in the Fund’s semi-annual report for the period ending December 31, 2011.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for the Fund.

Portfolio Managers
Michael Foss has 23 years of investment management experience.  Prior to joining Brown Advisory, Mr. Foss was a portfolio manager with ABIM for over 5 years and is a partner at Brown Advisory following the combination of the two firms in July 2008.

Brian Graney has 13 years of investment management experience.  Prior to joining Brown Advisory, Mr. Graney was a portfolio manager and analyst with ABIM for over 5 years and is a principal at Brown Advisory following the combination of the two firms in July 2008.

Fund Expenses
In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest expense in connection with investment activities, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, portfolio transaction expenses, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average net assets.

16

Management, Fund Expenses, Additional Payments

	Institutional Shares	Advisor Shares
Brown Advisory Equity Income Fund	1.15%	1.35%

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The current Expense Cap is in place indefinitely, but at a minimum through December __, 2013.  The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s Distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

17

Choosing a Share Class

Class Comparison

The Fund offers two classes of shares, Institutional Shares and Advisor Shares, each designed for specific investors.

The following is a summary of the differences between Institutional Shares and Advisor Shares for the Fund:
	Institutional Shares	Advisor Shares
Eligible Shareholder
Designed for institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary accounts, corporate benefit plans with assets of at least $10 million, and investors investing through fee based financial advisers
Designed for retail investors and certain employee-directed benefit plans
Initial Sales Charge	None	None
Contingent Deferred Sales Charge	None	None
Redemption/ Exchange Fee	1.00% if shares are liquidated within 14 days of purchase	1.00% if shares are liquidated within 14 days of purchase
Ongoing distribution (12b-1) fees	None	• 0.25% of the class’ average daily net assets for each fund
Shareholder Service Fee	Up to 0.05% of the class’ average daily net assets	None
Annual Expenses	Lower expense ratio than Advisor Shares because Rule 12b-1 distribution/service fees of Advisor Shares is higher than shareholder service fee of Institutional Shares.	Higher expense ratio than Institutional Shares because Rule 12b-1 distribution/service fee of Advisor shares is higher than the shareholder service fee of Institutional Shares.
Initial Minimum Investment	$250,000	$2,000 and under

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Equity Income Fund	0.25%

18

Management, Fund Expenses, Additional Payments

Because the Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees
The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.05% of the average daily net assets of the Fund’s Institutional Shares for shareholder services provided to the Fund by financial institutions, including the Advisor.

Because the Fund pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Additional Payments to Dealers
In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Advisor or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which include broker-dealers.  The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Advisor may, at its own expense, compensate Brown Advisory Securities, LLC a portion of its annual advisory fee paid by the Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Advisor or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

In return for these Additional Payments, the Advisor expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

19

Management, Fund Expenses, Additional Payments

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Fund’s website www.brownadvisoryfunds.com.

20

Your Account

How to Contact the Fund	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of the Fund or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of the Fund or sell (redeem) such shares at the NAV next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form.

When and How NAV is Determined
The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Buy Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern time will be processed based on that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will be based on the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

21

Your Account - General Information

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of
    Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

22

Your Account - General Information

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Minimum Investments	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

23

Your Account

How to Buy Shares

This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an account application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.
Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check
• Send your check with (a) a completed investment slip
   from a prior statement or confirmation or (b) letter of
   instruction to:
   Brown Advisory Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
   documents). An account will be established for you and
   you will be contacted with the account number.
• Instruct your financial institution to wire your money
   using the instructions found on page 25 of this
   prospectus.
• Call to notify us of your incoming wire • Instruct your financial institution to wire your money using the instructions found on page 25 of this prospectus.
By Telephone	Not accepted for initial purchases
• If your account has been open for at least 15 days and
   you have telephone purchase privileges on the account,
   you may purchase additional shares in the amount of
   $100 or more using the bank account on record by
   calling 800-540-6807.

By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the
   application or submit a letter of instruction if your
   account was opened without this being done.
• Attach a voided check to your application or letter of
   instruction.
• Mail the completed application or letter and voided
   check.
• Your purchase will be electronically debited from the
    bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

24

Your Account - How to Buy Shares

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced based on the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

25

Your Account - How to Buy Shares

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-800-540-6807.

Purchase by Telephone.  If your signed Account Application has been received by the Fund, your account has been open for at least 15 days and unless you declined telephone purchase privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the appropriate price next calculated.  For security reasons, requests by telephone may be recorded.

Automatic Investment Plan.  For your convenience, the Fund offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 for additional information regarding the Fund’s AIP.

26

Your Account

How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if your redemption is for $2,500 or more and you did not decline wire redemption privileges on your account application
• Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) or
• Mail us your request (See “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

27

Your Account - How to Buy Shares

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807.  A signature guarantee or a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “How to Contact the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-800-540-6807 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

28

Your Account

Systematic Withdrawal Program.  The Fund offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month or quarter is $250.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 for additional information regarding the SWP.

Exchange Privileges
You may exchange your Fund shares of the same class for shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of the Fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an account application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

29

Your Account

Account and Transaction Polices
Redemption/Exchange Fee.  The sale of Advisor Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged within 14 days from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)

•	Redemptions of shares purchased through a dividend reinvestment program

•	Redemptions pursuant to the Funds’ systematic programs

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for less than 14 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and do not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourage excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in their sole discretion.

30

Your Account - Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handle, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

31

Your Account - Account and Transaction Policies

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership is being changed on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject any purchase in whole or in part.  We may cease taking purchase orders for the Fund at any time when we believe that it is in the best interest of our current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to A Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

32

Your Account - Account and Transaction Policies

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

33

Distributions and Taxes

Distributions
The Fund declares distributions from net investment income at least quarterly.  Any net capital gain realized by the Fund will be distributed at least annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) through 2012.  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.  To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

34

Distributions and Taxes

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

35

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations.  However, because the Fund was recently created, it does not have a financial performance record.  Financial information for the fiscal period ending December 31, 2011 will be included in the Fund’s Semi-Annual Report, which will be available upon request free of charge after February 28, 2012.

36

CONFIDENTIALITY AND PRIVACY POLICY

Brown Advisory Funds takes confidentiality of your personal information and privacy of your account very seriously.

Our commitment to safeguard your personal information goes beyond our legal obligations, and the principles that guide the way in which we conduct business are built upon the core values of trust, confidence and integrity. By adhering to the practices described in this policy, we affirm our continuing commitment to protecting your privacy.

Brown Advisory Funds collects only relevant information from shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We obtain non-public financial and other personal information (“Personal Information”) about you directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

We maintain physical, electronic and procedural safeguards that comply with applicable laws and regulations to protect your Personal Information, and we continually assess new technology with the aim of adding new safeguards to those we have in place. For example, we take many measures to protect your Personal Information while it is stored electronically.

In the normal conduct of our business, it may become necessary for us to share your Personal Information with companies who are under contract to perform services on behalf of Brown Advisory Funds. For example, those who may receive this information include the companies that provide Brown Advisory Funds with transfer agent, technology and administrative services, as well as the investment advisor, Brown Investment Advisory Incorporated, who is an affiliate of Brown Advisory Funds. If you maintain a retirement/educational custodial account directly with Brown Advisory Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information to only those employees of Brown Advisory Funds’ service providers with a business reason to know such information.

We do not sell Personal Information about current or former shareholders or their accounts to any third parties, and we have policies and procedures intended to prevent the disclosure of such Personal Information to third parties unless necessary to support the operations and administration of the Brown Advisory Funds, the Brown Advisory Funds’ compliance with applicable laws and regulations, or as otherwise permitted by law.

We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time.

BROWN ADVISORY EQUITY INCOME FUND Institutional Shares Advisor Shares

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Prospectus, SAI and annual/semi-annual reports when available or other information by visiting the Fund’s website at www.brownadvisoryfunds.com or by contacting the Fund at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free)

Securities and Exchange Commission Information

You can also review the Fund’s annual/semi-annual reports when they become available, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Investment Company Act File No. 811-05037

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

BROWN ADVISORY FUNDS
December ___, 2011

Investment Advisor:

Brown Investment Advisory
Incorporated
901 S. Bond Street
Suite 400
Baltimore, MD 21231

Account Information and Shareholder Services:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

Brown Advisory Equity Income Fund Institutional Shares (Ticker: [ ]) Advisor Shares (Ticker: [ ])

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated December ___, 2011, as may be amended from time to time, offering Institutional Shares and Advisor Shares of the Brown Advisory Equity Income Fund (the “Fund”), a series of Professionally Managed Portfolios, a registered, open-end management investment company (the “Trust”).  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Fund’s website at www.brownadvisoryfunds.com.

Table of Contents - SAI

GLOSSARY

As used in this SAI, the following terms have the meanings listed:

“Accountant” means U.S. Bancorp Fund Services, LLC.

“Administrator” means U.S. Bancorp Fund Services, LLC.

“Advisor” means Brown Investment Advisory Incorporated, the Fund’s investment advisor.

“Board” means the Board of Trustees of the Trust.

“CFTC” means Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended the rules thereunder, IRS interpretations and any private letter rulings or similar authority upon which the Fund may rely.

“Custodian” means U.S. Bank National Association.

“Distributor” means Quasar Distributors, LLC.

“Fund” means the Brown Advisory Equity Income Fund.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“Transfer Agent” means U.S. Bancorp Fund Services, LLC.

“Trust” means Professionally Managed Portfolios.

“U.S.” means United States.

“USBFS” means U.S. Bancorp Fund Services, LLC

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and regulations as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and resolutions as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules and regulations SEC interpretations and any exemptive order applicable to the Fund or interpretive relief promulgated thereunder.

Table of Contents - SAI

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987, and is registered with the SEC as an open-end management investment company.  Prior to May of 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Fund History

The Fund is a diversified series of the Trust.  The Fund, a series of the Trust, commenced operations on December ____, 2011.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust, except for the other Brown Advisory Funds and the Winslow Green Growth Fund, each offered in separate prospectuses and SAIs.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

Table of Contents - SAI

INVESTMENT POLICIES AND RISKS

Recent Regulatory Events

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Equity Securities

Common and Preferred Stock

General. The Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

General. The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

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Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Security Ratings Information. The Fund’s investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  The Fund may purchase convertible securities of any rating—investment grade or non-investment grade.  The Fund may also purchase unrated convertible securities and preferred stock if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. See Appendix A for additional information on credit ratings.

Warrants

General. The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

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Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts

General. The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of the Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Foreign Securities

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and athe Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Derivatives

 Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index.  These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments.  The market value of derivative instruments and securities sometimes may be more volatile than those of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivative instruments may expose the Fund to the credit risk of its counterparty.  In the event the counterparty to such a derivative instrument becomes insolvent, a Fund potentially could lose all or a large portion of its investment in the derivative instrument.

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Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance.  In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency that is the subject of the hedge, or that a particular derivative position will be available when sought by the Advisor.  While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  Certain derivatives may create a risk of loss greater than the amount invested.

Options and Futures

General

The Fund may (1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest; (2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write put and call options on these futures contracts. The Fund will participate in such transactions to enhance the Fund’s performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Options purchased or written by the Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Fund does not have any intention of investing in options or futures for purposes other than for hedging or equitizing cash. However, in the future, the Fund may invest in options and futures for purposes of achieving their investment objective, portfolio management, risk mitigation, hedging, equitizing cash or for purposes of enhancing total return. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require and will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will set aside cash, liquid securities and other permissible assets (“Segregated Assets”) on the books and records of the Fund’s Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.

Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

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Options on Foreign Currency. Although there is no present intention to do so, the Fund may invest in options on foreign currency.  Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A municipal bond futures contract is based on the value of the Bond Buyer Index (“BBI”) which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least “A.” To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on an Advisor’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

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Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s yield.

Short Sales

The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security.  A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale.  When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain.  Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.  When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes.  To the extent that in a generally rising market a Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

Typically, the Fund will only make short sales “against the box.”  However, the dollar amount of short sales at any one time (not including short sales against the box) may not exceed 25% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 10% of the net assets of the Fund.

Master Limited Partnerships (“MLPs”)

The Fund may invest up to 25% of its net assets in publicly traded Master Limited Partnerships (“MLPs”).  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Risks. Investing in Master Limited Partnerships (“MLPs”) entails risks related to fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on marketability of portfolio securities and the Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities

The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  The Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Valuation Committee and the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such determinations they take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

Risks. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of private placements, restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

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Investment Company Securities

Open-End and Closed-End Investment Companies

General. The Fund may invest in the securities of other registered investment companies.  The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permits the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and hold up to 3% of the shares of another investment company. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company.

Exchange-Traded Funds and Exchange-Traded Notes

General. The Fund may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The Fund may also invest in exchange-traded notes (“ETNs”), which are structured debt securities. Whereas ETF’s liabilities are secured by their portfolio securities, ETN’s liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When the Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.  The Fund’s investment in ETFs is also subject to the limitations in other investment companies discussed above.

Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, the Fund will incur expenses in connection with investing in ETFs and ETNs that may increase the cost of investing in the ETF or ETN versus the cost of directly owning the securities in the ETF or an ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Other Pooled Investment Vehicles

General. The Fund may invest in pooled investment vehicles, including limited partnerships. Examples of such vehicles include private equity funds and private equity funds of funds. A private equity fund generally invests in non-public companies that the fund’s manager believes will experience significant growth over a certain time period. A private equity fund of funds invests in other private equity funds of the type described. Investments in private equity funds, once made, typically may not be redeemed for several years, though they may be sold to other investors under certain circumstances.

Risks. To the extent that the Fund invests in Pooled Investment Vehicles, such investments may be deemed illiquid. (See “Illiquid Securities and Restricted Securities” above for the risks of investing in illiquid securities). In addition, the Fund will bear its ratable share of such vehicles’ expenses, including its management expenses and performance fees. Performance fees are fees paid to the vehicle’s manager based on the vehicle’s investment performance (or returns) as compared to some benchmark. The fees the Fund pays to invest in a Pooled Investment Vehicle may be higher than the fees it would pay if the manager of the Pooled Investment Vehicle managed the Fund’s assets directly. Further, the performance fees payable to the manager of a Pooled Investment Vehicle may create an incentive for the manager to make investments that are riskier or more speculative than those it might make in the absence of an incentive fee.

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Segregated Assets. Under certain circumstances, the Fund may be subject to SEC guidelines regarding asset segregation, or coverage, with respect to investments by the Fund in Pooled Investment Vehicles. The Fund will comply with such SEC guidelines, including, as necessary, by designating on its books or maintaining in a separate account, cash, liquid securities and other permissible assets. As prescribed by SEC guidelines, the value of such assets will be at least equal to the Fund’s commitment to the relevant Pooled Investment Vehicle(s) and will be marked to market daily.

Fixed Income Securities

The Fund may invest up to 20% in fixed income Securities. Examples of such Securities are described below.

U.S. Government Securities

General. The Fund, to the extent permitted by the Prospectus, may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States; by the right of the issuer to borrow from the U.S. Treasury; by the discretionary authority of the U.S. Treasury to lend to the issuer; or solely by the creditworthiness of the issuer. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Corporate Debt Obligations

General. The Fund, to the extent permitted by the Prospectus, may invest in corporate debt obligations, including those rated below investment grade. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Variable Amount Master Demand Notes

General. The Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

Variable and Floating Rate Securities

The Fund may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

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Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Short-Term Instruments

The Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

Inflation-Protected Securities

The Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), to the extent permitted by the Prospectus. U.S. Tips are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

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In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company (“RIC”) and to eliminate any fund-level income tax liability under the Code.

Risks of Debt Securities

General. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Fund may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

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Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk:

The Fund limits its investment in debt securities to short-term money market instruments, including commercial paper rated in the highest short-term category, and other high quality (rated in the two highest rating categories by an NRSRO) fixed income securities.

The Fund may invest in debt securities of any rating including junk bonds or non-investment grade securities. The Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Fund will be “BB” as per Moody’s or “BBB” as per S&P.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

High Yield Debt or Junk Bond Securities.  The Fund will limit its investment in High Yield or Junk Bond securities to no greater than 20% of the Fund’s total assets.  High Yield or Junk Bonds are regarded as debt securities with an S&P or Moody’s rating of BB/Ba or lesser.  See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Leverage Transactions

General

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when its Advisor believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

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Borrowing. The Fund may borrow money for other than temporary or emergency purposes from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. The Fund may invest in reverse repurchase agreements for other than temporary or emergency purposes. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations, though such investments may be limited by collateral requirements, as disclosed below under “Reverse Repurchase Agreements.”

Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Securities Lending. The Fund does not intend to lend securities.  If it did, the Fund would need Board approval to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. Such reverse repurchase agreements would represent no more than 15% of the Fund’s assets.  If the Fund enters into a reverse repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities.  During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of the Fund’s limitation on borrowing.

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When-Issued Securities and Forward Commitments. The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions.

Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Repurchase Agreements

General

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If the Fund enters into a repurchase agreement, the Fund will invest no more than 10% of the Fund’s assets in such agreements and it will maintain possession of the purchased securities and any underlying collateral.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of the Fund’s fundamental investment limitations.

Risks

Repurchase transactions also involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk.

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Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”).  Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.  REITs pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Recent Market Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. In response, the U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

The reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

Temporary Defensive Position

The Fund may invest in prime money market instruments or exchange-traded funds, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Fund’s Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term “1940 Act” includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term “Code” includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

The Fund has adopted the following policies and investment restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

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Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1.	Borrowing Money

The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

2.	Concentration

The Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”).  Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.	Diversification

With respect to 75% of the Fund’s total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3.	Underwriting Activities

The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

4.	Making Loans

The Fund may not make loans to other parties.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5.	Purchases and Sales of Real Estate

The Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.	Purchases and Sales of Commodities

The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

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7.	Issuance of Senior Securities

The Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

The following is a list of some non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.  The Fund may not:

Non-Fundamental Limitations

The Fund observes the following investment policies, which are deemed non-fundamental and which may be changed by the Board without shareholder approval. The Fund may not:

1.	Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.
2.	Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

MANAGEMENT

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	11	Trustee, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	11	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Former owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	11	None.

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust(1)
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	11
Independent Trustee, The Managers Funds, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel; formerly Independent Director, Guardian Mutual Funds.

Interested Trustee and Officers of the Trust
Eric W. Falkeis(3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	President Trustee	Indefinite Term; Since January 2011. Indefinite Term; Since September 2011.	Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	Not Applicable.	Not Applicable.
Patrick J. Rudnick (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007).	Not Applicable	Not Applicable

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Interested Trustee and Officers of the Trust
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)      The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Fund and the other Brown Advisory Funds.  Except for the other Brown Advisory Funds and the Winslow Green Growth Fund, the Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series (except for the other Brown Advisory Funds and the Winslow Green Growth Fund).

(3)      Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  At least 80% of the Board is comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed the Sole Interested Trustee as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience as the President of Talon Industries, Inc. (a consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis sits on the Board of Quasar Distributors, a third-party mutual fund principal underwriter and affiliate of U.S. Bancorp Fund Services, LLC.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

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The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2010.  Because the Fund is new, no Trustee owned shares as of December 31, 2010.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Carl A. Froebel	None	$10,001-$50,000
Steven J. Paggioli	None	$50,001-$100,000
Interested Trustee
Eric W. Falkeis	None	None

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Portfolio’s principal underwriter or any of its affiliates.

Compensation

Independent Trustees each receive an annual retainer of $50,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $12,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Because the Fund has recently commenced operations, the following figures represent estimates for the current fiscal period ending June 30, 2012.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$667	None	None	$12,868
Wallace L. Cook, Independent Trustee	$534	None	None	$10,571
Carl A. Froebel, Independent Trustee	$534	None	None	$10,571

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Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Steve J. Paggioli, Independent Trustee	$534	None	None	$10,571
Eric W. Falkeis, Interested Trustee(2)	None	None	None	None
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund and the other Brown Advisory Funds.  For the fiscal year ended June 30, 2011, cumulative Trustees’ fees and expenses in the amount of $212,000 were incurred by the Trust.

(2)	The Interested Trustee does not receive compensation from the Trust for his service as Trustee.

Investment Advisors

Services of Advisor

The Advisor serves as investment advisor to the Fund pursuant to investment advisory agreement with the Trust (“Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. The Advisor may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Ownership of Advisor

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company (“BIAT”), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. BIAT may be considered an affiliate of the Fund because of its power to vote in excess of 25% of the Fund’s shares. The term “Brown” shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.

Information Regarding Portfolio Managers

The following information regarding the Fund’s portfolio managers has been provided by the Advisor.

Other Accounts Under Management.  The table below identifies, for the portfolio managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  None of these accounts receive advisory fees based on account performance.  Information in the table is shown as of August 31, 2011.  Asset amounts are approximate and have been rounded.

Fund and Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Brown Advisory Equity Income Fund
Michael Foss	0	$0	0	$0	43	$1,639 million
Brian Graney	0	$0	0	$0	43	$1,639 million

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Conflicts of Interest for Portfolio Managers. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. An Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Advisor also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, the Advisor determines which broker to use to execute each order. However, the Advisor may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Advisor has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Information Concerning Compensation of the Portfolio Managers. The portfolio managers of the Advisor receive a compensation package that includes a base salary and variable incentive bonus. The portfolio managers, who are also members of the Advisor’s management team, maintain a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Advisor’s business. When evaluating a portfolio manager’s performance the Advisor compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5 year periods. Accounts managed in the below referenced styles are typically compared to the following indices:

Equity Income	S&P 500 Index

All portions of a portfolio manager’s compensation package are paid by the Advisor and not by any client account.

Portfolio Managers’ Ownership in the Fund.  Because the Fund is new, the portfolio managers did not own any shares of the Fund as of the date of this SAI as shown in the table below:

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Corresponding Fund as of December __, 2011
Brown Advisory Equity Income Fund
Michael Foss	None
Brian Graney	None

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Fees

The Advisor’s fee is calculated as a percentage of the Fund’s average daily net assets. The fee, if not waived, is accrued daily by the Fund and is assessed to each class based on average net assets for the previous month. The Advisor’s fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from the Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Advisor with assets invested in the Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

The Adviser has contractually agreed to reduce fees and/or to pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, portfolio transaction expenses, taxes, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.75% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least December ___, 2013 and may continue thereafter for an indefinite period, as determined by the Board.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

The Advisor may also receive compensation from certain omnibus account providers for providing shareholder services to Fund shareholders.

Other Provisions of Advisory Agreement

The Advisor is not affiliated with USBFS or any company affiliated with USBFS. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Advisor on 60 days’ written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Distributor

Distribution Services

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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Distribution Plan – (Advisor Shares)

The Fund has adopted a distribution plan for its Advisor Shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, the Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% for Advisor Shares of the Fund’s average daily net asset value of its Advisor shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Advisor Shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Funds’ 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares.  In addition, in its discretion, the Advisor may pay additional fees to such intermediaries from its own assets.

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Other Fund Service Providers

Administrator and Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Fund pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Fund as part of a bundled-fees agreement for services performed as Administrator, fund accountant and transfer agent. The Administrator expects to receive approximately $385,000 annually. Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

Custodian

U.S. Bank, National Association is the Custodian for the Fund and safeguards and controls the Funds’ cash and securities, determines income and collects interest on Fund investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, U.S. Bank, National Association, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

For its services, U.S. Bank, National Association receives 0.3 basis points on all Fund assets, subject to a fee of $8,000 per year, per account, for any global custody services.

Legal Counsel

Paul Hastings LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

[________________________________] is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS

How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

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Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

Advisor Responsibility for Purchases and Sales

The Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Advisor seeks “best execution” for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available. The Advisor’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Advisor’s duties, an Advisor may consider payments made by brokers effecting transactions for the Fund. These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Obtaining Research from Brokers

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment an Advisor’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries. And, because an Advisor will follow a limited number of securities most of the commission dollars spent research will directly benefit clients and the Fund’s investors.

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Counterparty Risk

The Advisor monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions through Affiliates

The Advisor may effect brokerage transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

Other Accounts of the Advisor

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in an Advisor’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by an Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. Ordinarily, the Fund anticipates its annual portfolio turnover rates to exceed 100%.

Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

Portfolio Holdings

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Advisor’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.

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The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made after the periods covered by the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses their complete portfolio holdings on their website at www.brownadvisoryfunds.com within 10 business days after the calendar quarter-end.  Top 10 holdings are updated and posted monthly on the Funds’ website within 10 days of the month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.brownadvisoryfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of their portfolio holdings.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

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How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form, as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

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This “Taxation” section is based on the Code and applicable regulations in effect on the date of the Prospectus. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax consequences of an investment in the Fund.

Qualification as a Regulated Investment Company

The Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.

Federal Income Tax Consequences of Qualification

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, generally the Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest, if any, each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement (“Distribution Requirement”)).

•
The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities and net income derived from interests in qualified publicly traded partnerships.

•
The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.

While the Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year in an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, the Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. The Fund that uses equalization accounting will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for treatment as a regulated investment company (see discussion below on what happens if the Fund fails to qualify for that treatment).

Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

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Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals, under current law, at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) if paid with respect to taxable years beginning on or before December 31, 2012. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund will operate on a fiscal, and therefore taxable, year ending June 30 of each year.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

Certain Tax Rules Applicable to the Fund’s Transactions

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

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Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

Federal Excise Tax

A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98.2% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund’s income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

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Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury at a rate under current law of 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded if proper documentation is provided.

State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund subject to certain exceptions. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

OTHER MATTERS

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of the date of this SAI, the Trustees as a group did not own more than 1% of the outstanding shares of the Fund.

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Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies (as defined below) and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  The Advisor has also adopted the following Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”)

In its role as investment advisor to the Fund, the Advisor has adopted those proxy voting policies adopted by the Trust. To the extent that the Trust’s policies do not cover potential voting issues with respect to proxies received by the Fund, the Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund’s investment objectives, subject to the provisions of the Trust’s policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Fund. A “conflict of interest,” means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust’s procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Fund.

The Trust will file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (800) 540-6807 and on the SEC’s website at www.sec.gov.

Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

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Financial Statements

Because the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the Fund’s independent public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A. Long-Term Ratings

1. Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2. Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

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AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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3. Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

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Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B. Preferred Stock Ratings

1. Moody’s Investors Service

Aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

A
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C. Short Term Ratings

1. Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2. Standard and Poor’s

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

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B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3. Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

(v)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)(D)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)(E)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Investment Advisory Agreement dated August 31, 2010 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

2

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xvi)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xvii)
Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(xviii)(A)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xviii)(B)
Investment Sub-Advisory Agreement dated May 1, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxi)
Investment Advisory Agreement dated April 12, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(a)
Appendix A dated August 9, 2011 to Investment Advisory Agreement between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

	(b)	Appendix A dated _____, 2011 to Investment Advisory Agreement between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(xxii)
Investment Sub-Advisory Agreement dated April 12, 2010 between Cardinal Capital Management, L.L.C. and Brown Investment Advisory Incorporated on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxiii)
Investment Advisory Agreement dated December 29, 2010 between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

3

(xxiv)
Investment Advisory Agreement dated April 6, 2011 between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxv)
Investment Advisory Agreement dated June 29, 2011 between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Second Amendment dated June 15, 2009 to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

4

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
First Amendment dated July 19, 2010 to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(viii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(xi)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xiv)
First Amendment dated March 8, 2010 to the Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xv)
Second Amendment dated August 9, 2011 to the Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Brown Advisory Tactical Bond Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

5

(xvi)
Third Amendment dated ______, 2011 to the Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Brown Advisory Equity Income Fund, and Quasar Distributors, LLC – to be filed by amendment.

(xvii)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xviii)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xix)
Distribution Agreement dated June 15, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)
Distribution Agreement dated August 3, 2009 between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxi)
Distribution Agreement dated November 9, 2010 between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxii)
Distribution Agreement dated February 16, 2011 between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxiii)
Distribution Agreement dated May 19, 2011 between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(f)		Bonus or Profit Sharing Contracts – None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

6

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ix)
Amendment to Custodian Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(x)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xi)
Amendment to Custodian Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xii)
Amendment to Custodian Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiii)
Amendment to Custodian Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Amendment to Custodian Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xv)
Amendment to Custodian Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xvi)
Amendment to Custodian Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(xvii)	Amendment to Custodian Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(xviii)
Amendment to Custodian Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xix)
Amendment to Custodian Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xx)
Amendment to Custodian Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxi)
Amendment to Custodian Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

7

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13 2006.

(i)(B)
Addendum to Fund Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Fund Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Fund Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Fund Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(I)
Amendment to Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(i)(J)
Form of Amendment to Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(K)
Amendment to Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(L)
Amendment to Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(M)
Amendment to Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(N)
Amendment to Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

8

(i)(O)
Amendment to Fund Administration Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(i)(P)
Amendment to Fund Administration Servicing Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(i)(Q)	Amendment to Fund Administration Servicing Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(i)(R)
Amendment to Fund Administration Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(i)(S)
Amendment to Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(T)
Amendment to Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(i)(U)
Amendment to Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

9

(ii)(H)
Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ii)(I)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(J)
Amendment to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(K)
Amendment to Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(L)
Amendment to Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(M)
Amendment to Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(N)
Amendment to Fund Accounting Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(ii)(O)
Amendment to Fund Accounting Servicing Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(ii)(P)	Amendment to Fund Accounting Servicing Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(ii)(Q)
Amendment to Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(R)
Amendment to Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(S)
Amendment to Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(ii)(T)
Amendment to Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

10

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(H)
Amendment to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iii)(I)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(J)
Amendment to Transfer Agent Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(K)
Amendment to Transfer Agent Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(L)
Amendment to Transfer Agent Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(M)
Amendment to Transfer Agent Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(N)
Amendment to Transfer Agent Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(iii)(O)
Amendment to Transfer Agent Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(iii)(P)	Amendment to Transfer Agent Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(iii)(Q)
Amendment to Transfer Agent Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(R)
Amendment to Transfer Agent Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

11

(iii)(S)
Amendment to Transfer Agent Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(T)
Amendment to Transfer Agent Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(x)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xi)
Operating Expense Limitation Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

12

(xv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xvii)
Operating Expense Limitation Agreement dated August 31, 2010 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xviii)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xix)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xx)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xxi)
Operating Expense Limitation Agreement dated December 1, 2009 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 397 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2011.

(xxii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxiii)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxiv)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxv)
Operating Expense Limitation Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxvi)
Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

13

(xxvii)
Amendment to Appendix A of the Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(xxviii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxix)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxx)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxxi)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxxii)
Operating Expense Limitation Agreement dated April 12, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(a)
Appendix A dated August 9, 2011 to the Operating Expense Limitation Agreement between the Trust, on behalf of the Brown Advisory Funds and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(b)
Appendix A dated ______, 2011 to the Operating Expense Limitation Agreement between the Trust, on behalf of the Brown Advisory Funds and Brown Investment Advisory Incorporated – to be filed by amendment.

(xxxiii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxxiv)
Operating Expense Limitation Agreement dated December 29, 2010 between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxxv)
Support Services Agreement dated April 6, 2011 between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxxvi)
Operating Expense Limitation Agreement dated June 29, 2011 between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

14

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul Hastings LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul Hastings LLP for The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

15

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul Hastings LLP for the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xxi)(A)
Opinion of Counsel dated March 31, 2009 by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxi)(B)
Consent of Counsel dated March 31, 2009 by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxii)(A)
Opinion of Counsel dated May 1, 2009 by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxii)(B)
Consent of Counsel dated May 1, 2009 by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxiii)(A)
Opinion of Counsel dated May 29, 2009 by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiii)(B)
Consent of Counsel dated May 29, 2009 by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiv)(A)
Opinion of Counsel dated August 31, 2009 by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxiv)(B)
Consent of Counsel dated August 31, 2009 by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(A)
Opinion of Counsel dated August 31, 2009 by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(B)
Consent of Counsel dated August 31, 2009 by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

16

(xxvi)(A)
Opinion of Counsel dated August 27, 2009 by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(B)
Consent of Counsel dated August 27, 2009 by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(C)
Opinion of Counsel dated August 31, 2009 by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xxvii)(A)
Opinion of Counsel by Sullivan & Worcester LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxvii)(B)
Consent of Counsel by Paul Hastings LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxvii)(C)
Tax Opinion of Counsel by Paul Hastings LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxviii)(A)
Opinion of Counsel dated August 31, 2010 by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xxviii)(B)
Consent of Counsel dated August 31, 2010 by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xxix)(A)
Opinion of Counsel dated December 29, 2010 by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxix)(B)
Consent of Counsel dated December 29, 2010 by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxx)(A)
Opinion of Counsel dated April 1, 2011 by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxx)(B)
Consent of Counsel dated April 6, 2011 by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxxi)(A)
Opinion of Counsel dated June 28, 2011 by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxxi)(B)
Consent of Counsel dated June 28, 2011 by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxxii)(A)
Opinion of Counsel dated September 30, 2011 by Sullivan & Worcester LLP for the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

17

(xxxii)(B)
Consent of Counsel dated September 30, 2011 by Paul Hastings LLP for the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

	(xxxiii)(A)	Opinion of Counsel dated ________, 2011 by Sullivan & Worcester LLP for the Brown Advisory Equity Income Fund – to be filed by amendment.
	(xxxiii)(B)	Consent of Counsel dated ________, 2011 by Paul Hastings LLP for the Brown Advisory Equity Income Fund – to be filed by amendment.
(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – to be filed by amendment.
(ii)
Consent of Independent Registered Public Accounting Firm Briggs, Bunting & Dougherty, LLP is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(ii)(A)
Power of Attorney for Dorothy Berry dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(B)
Power of Attorney for Wallace Cook dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(C)
Power of Attorney for Eric Falkeis dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(D)
Power of Attorney for Carl Froebel dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(E)
Power of Attorney for Steve Paggioli dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(F)
Power of Attorney for Robert Slotky dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(G)
Power of Attorney for Patrick Rudnick dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

18

(vi)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 403 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2011.

(x)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xiv)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

	(xv)	Rule 12b-1 Distribution plan adopted by the Trust, on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(xvi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan by the Trust on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

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(v)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 18f-3 Plan dated August 9, 2011 by the Trust on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(viii)
Rule 18f-3 Plan dated April 30, 2010 by the Trust on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(ix)
Rule 18f-3 Plan dated May, 2011 by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(o)		Reserved.
(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is herein incorporated by reference from Post-Effective Amendment No. 361 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 26, 2009.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 397 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2011.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

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(xii)
Code of Ethics for Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(xiii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Code of Ethics for Cardinal Capital Management LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xix)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xx)
Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxi)
Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.

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Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis and Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

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Records Relating to:	Are located at:
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Brown Investment Advisory Incorporated 901 S. Bond Street, Suite 400 Baltimore, Maryland 21231 -And- 99 High Street, 12th Floor Boston, Massachusetts 02110
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, Texas 75225
GoodHaven Capital Management, LLC 590 Reinante Avenue Miami, Florida 33156
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, Minnesota 55391-1769

Records Relating to:	Are located at:
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Stephens Investment Management Group, LLC 111 Center Street Little Rock, Arkansas 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Cardinal Capital Management, L.L.C. One Greenwich Office Park Greenwich, Connecticut 06831
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 421 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Glendora and State of California, on October 14, 2011.

             Professionally Managed Portfolios

             By: Eric W. Falkeis*
            Eric W. Falkeis
            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 421 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	October 14, 2011
Steven J. Paggioli

Dorothy A. Berry*	Trustee	October 14, 2011
Dorothy A. Berry

Wallace L. Cook*	Trustee	October 14, 2011
Wallace L. Cook

Carl A. Froebel*	Trustee	October 14, 2011
Carl A. Froebel

Eric W. Falkeis*	President and Trustee	October 14, 2011
Eric W. Falkeis

Patrick J. Rudnick*	Treasurer and Principal	October 14, 2011
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/Elaine E. Richards		October 14, 2011
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

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